WAYCROSS INDEPENDENT TRUST

4965 U.S. Highway 42, Suite 2900

Louisville, KY 40222

June 30, 2025

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC  20549

Re:  Waycross Independent Trust (the “Registrant”) (SEC File Nos. 811-23581 and 333-239562)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A (“PEA 8”), and (2) the text of PEA 8 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 346-4151.

Sincerely,

/s/ Jonathan D. Burgess

Jonathan D. Burgess

Secretary